Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed S100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO Dan Rosensweig(1) ($)	Compensation Actually Paid to PEO Dan Rosensweig(2) ($)	Summary Compensation Table Total for PEO Nathan Schultz (1) ($)	Compensation Actually Paid to PEO Nathan Schultz(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs(1) ($)	Average Compensation Actually Paid to non-PEO NEOS(3) ($)	Total Stockholder Return ($)	NASDAQ Composite Total Stockholder Return(4) ($)	Net (Loss) Income (in thousands) ($)	Adjusted EBITDA (in thousands)(5) ($)
(a)	(b)	(c)			(d)	(e)	(f)	(g)	(h)	(i)

2024	2,404,217	196,478	4,131,883	(693,309)	1,086,343	234,181	4.25	215.22	(837,068)	149,667
2023	4,779,849	(688,671)	—	—	3,104,169	196,528	29.97	167.30	18,180	222,400
2022	12,087,164	(4,776,037)	—	—	5,471,691	2,348,120	67.34	116.65	266,638	254,525
2021	21,005,605	(2,978,784)	—	—	9,280,385	(826,037)	80.98	174.36	(1,458)	265,859
2020	10,381,080	36,270,875	—	—	4,285,861	13,669,798	238.27	143.64	(6,221)	207,058

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
Dan Rosensweig is the PEO for each year shown. Nathan Schultz, who became PEO in 2024, is shown as the second PEO for 2024.The non-PEO NEOs for 2020-2023 were Andrew Brown, Nathan Schultz, John Fillmore and Esther Lem. The Non-PEO NEOs for 2024 were David Longo, Andrew Brown and Esther Lem..

Peer Group Issuers, Footnote	Reflects TSR indexed to $100 for the Nasdaq Composite Index, which is an industry line peer group reported in the performance graph included in the Company's 2024 Annual Report on Form 10-K. The amounts assume that $100 was invested at the market close on December 31, 2019, in the common stock of Chegg, Inc. and the NASDAQ Composite, and the NASDAQ Composite assumes reinvestment of dividends.
Adjustment To PEO Compensation, Footnote	To calculate CAP to the PEO in column (c) the following amounts were deducted from and added to the applicable SCT Total Compensation:

Fiscal Year	Summary Compensation Table Total for PEO ($)	Deductions from Summary Compensation Table Total(a) ($)	Inclusion of Equity Values Total l(b) ($)	Compensation Actually Paid to PEO ($)

2024 for PEO Dan Rosensweig	2,404,217	(1,436,250)	(771,489)	196,478
2024 for PEO Nathan Schultz	4,131,883	(3,159,750)	(1,665,442)	(693,309)

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for 2024.

(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity values included in CAP are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Value Included in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (a) + (b) + (c) + (d) - (e) + (f)

2024 for PEO Dan Rosensweig	479,015	(174,254)	—	(1,076,250)	—	—	(771,489)
2024 for PEO Nathan Schultz	779,417	(1,231,189)	—	(1,213,670)	—	—	(1,665,442)

Non-PEO NEO Average Total Compensation Amount	$ 1,086,343	$ 3,104,169	$ 5,471,691	$ 9,280,385	$ 4,285,861
Non-PEO NEO Average Compensation Actually Paid Amount	$ 234,181	196,528	2,348,120	(826,037)	13,669,798
Adjustment to Non-PEO NEO Compensation Footnote

(3)	To calculate CAP to the non-PEO NEOs in the column (e) the following amounts were deducted from and added to the applicable SCT Total compensation:

Fiscal Year	Summary Compensation Table Total for non-PEO NEOs ($)	Deductions from Summary Compensation Table Total(a) ($)	Additions to Summary Compensation Table Total(b) ($)	Compensation Actually Paid to non-PEO NEOs ($)

2024	1,086,343	(633,333)	(218,829)	234,181

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards" column in the Summary Compensation Table for 2024.
(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity values included in CAP are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Value Included in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (a) + (b) + (c) + (d) - (e) + (f)

2024	142,611	(61,006)	—	(138,561)	(161,873)	—	(218,829)

Compensation Actually Paid vs. Total Shareholder Return	The chart below reflects the relationship between the PEO and average non-PEO NEO CAP versus our TSR and the NASDAQ Composite Index TSR.
Compensation Actually Paid vs. Net Income	The chart below reflects the relationship between the PEO and average non-PEO NEO CAP and our GAAP Net (Loss) Income.
Compensation Actually Paid vs. Company Selected Measure	The chart below reflects the relationship between the PEO CAP and average non-PEO NEO CAP and our Adjusted EBITDA.
Total Shareholder Return Vs Peer Group	The chart below reflects the relationship between the PEO and average non-PEO NEO CAP versus our TSR and the NASDAQ Composite Index TSR.
Tabular List, Table	Total Net Revenues •Adjusted EBITDA •Free Cash Flow
Total Shareholder Return Amount	$ 4.25	29.97	67.34	80.98	238.27
Peer Group Total Shareholder Return Amount	215.22	167.30	116.65	174.36	143.64
Net Income (Loss)	$ (837,068,000)	$ 18,180,000	$ 266,638,000	$ (1,458,000)	$ (6,221,000)
Company Selected Measure Amount	149,667,000	222,400,000	254,525,000	265,859,000	207,058,000
PEO Name		Dan Rosensweig	Dan Rosensweig	Dan Rosensweig	Dan Rosensweig
Measure:: 1
Pay vs Performance Disclosure
Name	Total Net Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Please see page 49 for a definition of Adjusted EBITDA.
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Dan Rosensweig [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,404,217	$ 4,779,849	$ 12,087,164	$ 21,005,605	$ 10,381,080
PEO Actually Paid Compensation Amount	$ 196,478	$ (688,671)	$ (4,776,037)	$ (2,978,784)	$ 36,270,875
PEO Name	Dan Rosensweig
Nathan Schultz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,131,883
PEO Actually Paid Compensation Amount	$ (693,309)
PEO Name	Nathan Schultz
PEO | Dan Rosensweig [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,436,250)
PEO | Dan Rosensweig [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(771,489)
PEO | Dan Rosensweig [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	479,015
PEO | Dan Rosensweig [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(174,254)
PEO | Dan Rosensweig [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dan Rosensweig [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,076,250)
PEO | Dan Rosensweig [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dan Rosensweig [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Nathan Schultz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,159,750)
PEO | Nathan Schultz [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,665,442)
PEO | Nathan Schultz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	779,417
PEO | Nathan Schultz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,231,189)
PEO | Nathan Schultz [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Nathan Schultz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,213,670)
PEO | Nathan Schultz [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Nathan Schultz [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(218,829)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(633,333)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(218,829)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,611
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,006)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(138,561)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(161,873)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0